                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21248

Morgan Stanley Allocator Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: July 31, 2006

Item 1 - Report to Shareholders

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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Allocator Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE SIX MONTHS ENDED JULY 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED JULY 31, 2006

                                                         LEHMAN          LIPPER
                                                     BROTHERS U.S.      FLEXIBLE
                                        S&P 500(R)     AGGREGATE        PORTFOLIO
CLASS A   CLASS B   CLASS C   CLASS D    INDEX(1)       INDEX(2)     FUNDS INDEX(3)
  -0.66%   -1.03%    -0.94%    -0.48%      0.67%         0.61%            0.18%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Equity market returns were relatively volatile during the six-month reporting period, retreating in the second quarter of 2006 as concerns over inflation and rising rates weighed heavily on investors. As the Federal Open Market Committee (the "Fed') hinted at further rate increases on the horizon, domestic equity markets began to retreat in the second week of May, and remained in negative territory through the close of the period. Although the S&P 500(R) Index reached a cyclical high in May, stocks barely managed positive returns for the six-month period ended July 31, 2006. Including dividends, the equity benchmark index returned 0.67 percent. After a long period of outperformance, small- and mid-cap stocks lagged large-cap stocks over the period. Value-oriented stocks outperformed growth-oriented stocks across all market-cap segments of the market.

The sharp equity correction that began in the second week of May helped support the performance of defensive sectors for the period. Telecommunication services, consumer staples and utilities posted positive returns across all market caps. The telecommunications sector, in particular, posted impressive double-digit returns across both the large- and mid-cap segments. In contrast, information technology stocks struggled during the period, with semiconductors among the most lagging industries. A slowing housing market and rising interest rates exerted pressure on U.S. homebuilders over the six-month period. Concerns over a supply glut in housing stocks and declining demand for new and existing homes weighed heavily on the group.

PERFORMANCE ANALYSIS

Morgan Stanley Allocator Fund underperformed the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Index and the Lipper Flexible Portfolio Funds Index for the six months ended July 31, 2006, assuming no deduction of applicable sales charges.

Over the entire period, on average, the Fund held approximately 80 percent of its assets in stocks and other equity securities and the remainder in fixed income, convertible securities and cash. While the Fund's emphasis on stocks proved beneficial as stocks outperformed bonds, sector allocation within the Fund's equity portion hindered overall performance.

Compared to consensus expectations, management believed that, in general, both U.S. and global growth would remain durable, inflation pressures would continue to build, and therefore, interest rates would be higher.

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Until a material turn in the data, however, the portfolio management team expected cyclical sectors to outperform. As such, in January 2006, the Fund reduced its holdings in the more defensive names within the consumer staples sector and increased its weighting in the more cyclical materials sector. This reallocation at the start of the year served the Fund well, as consumer staples underperformed and materials outperformed the broader market during the first half of the period under review.

Throughout the first half of the period, the Fund's largest sector overweight was in the technology sector, with a focus on semiconductors. Despite the support from economic fundamentals, the semiconductor industry underperformed the broad market and the Fund's allocation to this industry group was a drag on performance. The Fund neutralized the position in the second half of the period and rotated into defensive sectors in anticipation of an increase in volatility and a correction in stock prices.

With the Fed continuing to raise interest rates throughout the period, the Fund reduced its exposure to interest rate sensitive sectors, particularly those exposed to a softening housing market. This positioning resulted in a significant underweight in the banking sector -- specifically those companies with greater exposure to the mortgage lending business. The Fund benefited from this position as the thrifts and mortgage sector underperformed the broad market.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

U.S. Treasury Bonds/Notes                                                   4.5%
iShares Lehman 1-3 Year Treasury Bond Fund                                  4.3
Exxon Mobil Corp.                                                           2.9
General Electric Co.                                                        2.5
Citigroup, Inc.                                                             2.1
Altria Group, Inc.                                                          1.8
Proctor & Gamble Co. (The)                                                  1.7
JPMorgan Chase & Co.                                                        1.3
Pfizer, Inc.                                                                1.3
Johnson & Johnson                                                           1.3

PORTFOLIO COMPOSITION*

Common Stocks                                                              75.3%
Short-Term Paper                                                           15.5
Other Securities                                                            1.2
U.S. Government Agencies & Obligations                                      5.2
Convertible Corp Nt/Bd                                                      1.6
Corporate Notes/Bonds                                                       1.2

* DOES NOT INCLUDE OPEN LONG FUTURES WITH AN UNDERLYING FACE AMOUNT OF $4,771,406 AND OPEN SHORT FUTURES WITH AN UNDERLYING FACE AMOUNT OF $4,399,282 WITH NET UNREALIZED APPRECIATION OF $2,268.

DATA AS OF JULY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE THREE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS, THE COMBINATION OF WHICH WILL BE VARIED FROM TIME TO TIME BOTH WITH RESPECT TO INDUSTRY SECTOR WEIGHTINGS AND TYPES OF SECURITIES IN RESPONSE TO CHANGING MARKET AND ECONOMIC TRENDS. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS. THE FUND MAY INVEST 100 PERCENT OF ITS ASSETS IN ANY ONE OF THE THREE MAJOR ASSET CATEGORIES MENTIONED ABOVE AT ANY TIME. IT IS ANTICIPATED THAT THERE WILL BE SIGNIFICANT FLUCTUATIONS IN THE ALLOCATIONS OVER TIME AND THUS, THE FUND MAY EXHIBIT HIGHER VOLATILITY THAN OTHER FUNDS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2006

                  CLASS A SHARES*   CLASS B SHARES**    CLASS C SHARES+    CLASS D SHARES@@
                  SINCE 02/26/03)   (SINCE 02/26/03)   (SINCE 02/26/03)   (SINCE 02/26/03)
SYMBOL                 ALRAX              ALRBX               ALRCX              ALRDX
---------------   ---------------   ----------------   ----------------   -----------------
1 YEAR                 4.07%(4)          3.28%(4)           3.28%(4)           4.33%(4)
                      (1.39)(5)         (1.72)(5)           2.28                 --
SINCE INCEPTION        8.37(4)           7.56(4)            7.57(4)            8.65(4)
                       6.68(5)           7.07(5)            7.57(5)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

@@   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. AGGREGATE INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, INVESTMENT-GRADE CORPORATE DEBT SECURITIES, AGENCY MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/06 - 07/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING        ENDING        EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     02/01/06 -
                                                     02/01/06        07/31/06        07/31/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (-0.66% return)                              $1,000.00       $  993.40          $ 6.87
Hypothetical (5% annual return before expenses)     $1,000.00       $1,017.90          $ 6.95

CLASS B
Actual (-1.03% return)                              $1,000.00       $  989.70          $10.56
Hypothetical (5% annual return before expenses)     $1,000.00       $1,014.18          $10.69

CLASS C
Actual (-0.94% return)                              $1,000.00       $  990.60          $10.22
Hypothetical (5% annual return before expenses)     $1,000.00       $1,014.53          $10.34

CLASS D
Actual (-0.48% return)                              $1,000.00       $  995.20          $ 5.64
Hypothetical (5% annual return before expenses)     $1,000.00       $1,019.14          $ 5.71

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 1.39%, 2.14%, 2.07% AND 1.14% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-year period ended November 30, 2005 and for the period February 28, 2003 to November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund's assets were relatively small. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY ALLOCATOR FUND
PORTFOLIO OF INVESTMENTS - JULY 31, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            Common Stocks (75.5%)
            AEROSPACE & DEFENSE (1.4%)
    5,261   Boeing Co.                                                $  407,307
    2,648   General Dynamics Corp.                                       177,469
      818   Goodrich Corp.                                                33,023
      801   L-3 Communications Holdings, Inc.                             58,994
    2,403   Lockheed Martin Corp.                                        191,471
    2,332   Northrop Grumman Corp.                                       154,355
    2,964   Raytheon Co.                                                 133,587
    1,152   Rockwell Collins, Inc.                                        61,482
                                                                      ----------
                                                                       1,217,688
                                                                      ----------
            AGRICULTURAL COMMODITIES/MILLING (1.7%)
    9,571   Archer-Daniels-Midland Co.                                   421,124
   18,972   Cermaq ASA (Norway)                                          264,804
   91,900   Fjord Seafood ASA (Norway)*                                  124,989
    2,662   MGP Ingredients, Inc.                                         61,306
  532,518   Pan Fish ASA (Norway)*                                       588,566
                                                                      ----------
                                                                       1,460,789
                                                                      ----------
            AIR FREIGHT/COURIERS (0.8%)
    2,092   FedEx Corp.                                                  219,053
    7,606   United Parcel Service, Inc. (Class B)                        524,129
                                                                      ----------
                                                                         743,182
                                                                      ----------
            AIRLINES (1.0%)
    6,682   Alaska Air Group, Inc.*                                      248,103
   12,075   Delta Air Lines, Inc.*                                         8,453
   52,452   Flyi Inc.*                                                       525
   14,000   Frontier Airlines Holdings, Inc.*                             90,720
    6,863   JetBlue Airways Corp.*                                        73,365
   17,629   Mesa Air Group, Inc.*                                        149,141
    7,219   SkyWest, Inc.                                                175,061
    9,133   Southwest Airlines Co.                                       164,303
                                                                      ----------
                                                                         909,671
                                                                      ----------
            ALUMINUM (0.4%)
   12,943   Alcoa, Inc.                                                  387,643
                                                                      ----------
            APPAREL/FOOTWEAR (0.5%)
    4,163   Coach, Inc.*                                                 119,520
    1,286   Jones Apparel Group, Inc.                                     38,066
    1,172   Liz Claiborne, Inc.                                           41,430

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
    2,081   NIKE, Inc. (Class B)                                        $164,399
      976   V.F. Corp.                                                    66,192
                                                                        --------
                                                                         429,607
                                                                        --------
            AUTO PARTS: O.E.M. (0.1%)
      803   Eaton Corp.                                                   51,472
                                                                        --------
            BEVERAGES: ALCOHOLIC (1.0%)
   11,195   Anheuser-Busch Companies, Inc.                               539,039
      116   Boston Beer Company, Inc. (The) (Class A)*                     3,416
      112   Brown-Forman Corp. (Class A)                                   8,280
    1,209   Brown-Forman Corp. (Class B)                                  88,801
      121   Compania Cervecerias Unidas S.A. (ADR) (Chile)                 2,758
    2,893   Constellation Brands Inc. (Class A)*                          70,763
      505   Diageo PLC (United Kingdom)                                    8,876
    1,862   Foster's Group Ltd. (Australia)                                7,672
      207   Heineken NV (Netherlands)                                      9,723
      882   Molson Coors Brewing Co. (Class B)                            63,019
       43   Pernod-Ricard SA (France)                                      8,943
        9   Pyramid Breweries Inc.*                                           21
      100   Redhook Ale Brewery, Inc.*                                       387
    5,640   SABMiller PLC (United Kingdom)                               113,251
                                                                        --------
                                                                         924,949
                                                                        --------
            BEVERAGES: NON-ALCOHOLIC (0.6%)
   11,432   Coca-Cola Co. (The)                                          508,724
    1,689   Coca-Cola Enterprises Inc.                                    36,246
      755   Pepsi Bottling Group, Inc. (The)                              25,104
                                                                        --------
                                                                         570,074
                                                                        --------
            BIOTECHNOLOGY (1.6%)
      814   Affymetrix, Inc.*                                             17,558
    4,965   Biogen Idec Inc.*                                            209,126
      951   Cephalon, Inc.*                                               62,519
      556   Charles River Laboratories International, Inc.*               19,738
    2,111   Enzo Biochem, Inc.*                                           27,211
    3,627   Genzyme Corp.*                                               247,652
    6,467   Gilead Sciences, Inc.*                                       397,591
      390   Invitrogen Corp.*                                             24,098
    1,847   Martek Biosciences Corp.*                                     51,587
    3,760   MedImmune, Inc.*                                              95,429
    5,936   Millennium Pharmaceuticals, Inc.*                             58,292

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
      172   Millipore Corp.*                                          $   10,776
    1,830   PDL BioPharma Inc.*                                           32,958
    3,848   Regeneron Pharmaceuticals, Inc.*                              52,564
      471   Techne Corp.*                                                 23,404
    1,662   Vertex Pharmaceuticals Inc.*                                  55,710
                                                                      ----------
                                                                       1,386,213
                                                                      ----------
            BUILDING PRODUCTS (0.1%)
      986   American Standard Companies, Inc.                             38,089
    2,247   Masco Corp.                                                   60,062
                                                                      ----------
                                                                          98,151
                                                                      ----------
            CASINO/GAMING (0.2%)
    1,227   Harrah's Entertainment, Inc.                                  73,755
    2,255   International Game Technology                                 87,178
                                                                      ----------
                                                                         160,933
                                                                      ----------
            CHEMICALS: SPECIALTY (0.2%)
    1,443   Aventine Renewable Energy Holdings, Inc.*                     42,713
    1,395   Cambrex Corp.                                                 29,727
    2,271   VeraSun Energy Corp.*                                         55,640
    5,242   Xethanol Corp.*                                               39,630
                                                                      ----------
                                                                         167,710
                                                                      ----------
            COAL (0.1%)
    1,170   CONSOL Energy, Inc.                                           48,157
                                                                      ----------
            COMMERCIAL PRINTING/FORMS (0.1%)
    1,493   Donnelley (R.R.) & Sons Co.                                   43,581
                                                                      ----------
            COMPUTER COMMUNICATIONS (0.0%)
      193   QLogic Corp.*                                                  3,376
                                                                      ----------
            COMPUTER PERIPHERALS (0.1%)
    2,614   EMC Corp.*                                                    26,532
      129   Lexmark International, Inc. (Class A)*                         6,972
      426   Network Appliance, Inc.*                                      12,648
                                                                      ----------
                                                                          46,152
                                                                      ----------
            COMPUTER PROCESSING HARDWARE (0.3%)
      947   Apple Computer, Inc.*                                         64,358
    2,718   Dell Inc.*                                                    58,926
      335   Gateway, Inc.*                                                   536
    3,179   Hewlett-Packard Co.                                          101,442

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
      217   NCR Corp.*                                                $    6,974
    3,878   Sun Microsystems, Inc.*                                       16,869
                                                                      ----------
                                                                         249,105
                                                                      ----------
            CONTAINERS/PACKAGING (0.3%)
    1,590   Ball Corp.                                                    60,897
    1,601   Bemis Company, Inc.                                           49,151
    2,127   Pactiv Corp.*                                                 52,133
    1,244   Sealed Air Corp.                                              58,767
    1,678   Temple-Inland Inc.                                            71,382
                                                                      ----------
                                                                         292,330
                                                                      ----------
            CONTRACT DRILLING (0.3%)
    1,852   Nabors Industries, Ltd. (Bermuda)*                            65,413
      839   Noble Corp. (Cayman Islands)                                  60,198
      664   Rowan Companies, Inc.                                         22,490
    1,978   Transocean Inc. (Cayman Islands)*                            152,761
                                                                      ----------
                                                                         300,862
                                                                      ----------
            DATA PROCESSING SERVICES (0.1%)
      141   Affiliated Computer Services, Inc. (Class A)*                  7,181
      633   Automatic Data Processing, Inc.                               27,700
      224   Computer Sciences Corp.*                                      11,735
      168   Convergys Corp.*                                               3,205
      847   First Data Corp.                                              34,600
      220   Fiserv, Inc.*                                                  9,605
      373   Paychex, Inc.                                                 12,749
                                                                      ----------
                                                                         106,775
                                                                      ----------
            DISCOUNT STORES (1.2%)
    3,693   Costco Wholesale Corp.                                       194,843
   20,213   Wal-Mart Stores, Inc.                                        899,479
                                                                      ----------
                                                                       1,094,322
                                                                      ----------
            DRUGSTORE CHAINS (1.7%)
   10,689   CVS Corp.                                                    349,744
    6,200   Longs Drug Stores Corp.                                      254,944
   61,855   Rite Aid Corp.*                                              261,028
   13,212   Walgreen Co.                                                 618,057
                                                                      ----------
                                                                       1,483,773
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (2.6%)
    4,080   AES Corp. (The)*                                          $   81,029
    1,028   Allegheny Energy, Inc.*                                       42,199
    1,278   Ameren Corp.                                                  65,817
    2,479   American Electric Power Co., Inc.                             89,541
    2,026   CenterPoint Energy, Inc.                                      27,837
    1,375   CMS Energy Corp.*                                             19,264
    1,560   Consolidated Edison, Inc.                                     73,117
    1,116   Constellation Energy Group                                    64,628
    2,161   Dominion Resources, Inc.                                     169,595
    1,110   DTE Energy Co.                                                46,975
    7,585   Duke Energy Corp.                                            229,977
    2,082   Edison International                                          86,153
    1,262   Entergy Corp.                                                 97,300
    4,183   Exelon Corp.                                                 242,196
    2,059   FirstEnergy Corp.                                            115,304
    2,537   FPL Group, Inc.                                              109,446
    2,171   PG&E Corp.                                                    90,487
      605   Pinnacle West Capital Corp.                                   26,021
    2,373   PPL Corp.                                                     80,729
    1,543   Progress Energy, Inc.                                         67,198
    1,487   Public Service Enterprise Group                              100,268
    4,713   Southern Co. (The)                                           159,205
    1,286   TECO Energy, Inc.                                             20,499
    2,802   TXU Corp.                                                    179,972
    2,524   Xcel Energy, Inc.                                             50,581
                                                                      ----------
                                                                       2,335,338
                                                                      ----------
            ELECTRICAL PRODUCTS (0.4%)
    1,159   American Power Conversion Corp.                               19,564
      615   Cooper Industries Ltd. (Class A) (Bermuda)                    52,988
    2,725   Emerson Electric Co.                                         215,057
      721   Molex Inc.                                                    22,870
                                                                      ----------
                                                                         310,479
                                                                      ----------
            ELECTRONIC COMPONENTS (0.1%)
      904   Jabil Circuit, Inc.                                           20,882
      222   SanDisk Corp.*                                                10,359
    3,106   Sanmina-SCI Corp.*                                            10,747
    4,767   Solectron Corp.*                                              14,396
                                                                      ----------
                                                                          56,384
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (0.2%)
    2,183   Agilent Technologies, Inc.*                               $   62,084
    1,175   Rockwell Automation, Inc.                                     72,827
    1,409   Symbol Technologies, Inc.                                     15,569
      450   Tektronix, Inc.                                               12,272
      504   Thermo Electron Corp.*                                        18,653
    1,046   Xerox Corp.*                                                  14,738
                                                                      ----------
                                                                         196,143
                                                                      ----------
            ELECTRONIC PRODUCTION EQUIPMENT (0.3%)
   11,867   Applied Materials, Inc.                                      186,787
    1,477   KLA-Tencor Corp.                                              62,315
    1,001   Novellus Systems, Inc.*                                       25,335
    1,522   Teradyne, Inc.*                                               19,999
                                                                      ----------
                                                                         294,436
                                                                      ----------
            ELECTRONICS/APPLIANCES (0.1%)
    3,134   Eastman Kodak Co.                                             69,732
      403   Harman International Industries, Inc.                         32,321
                                                                      ----------
                                                                         102,053
                                                                      ----------
            ENERGY (0.5%)
   24,000   Powershares Wilderhill Clean Energy Portfolio                421,440
                                                                      ----------
            ENGINEERING & CONSTRUCTION (0.1%)
    2,396   Abengoa S. A. (Spain)                                         56,224
      551   Fluor Corp.                                                   48,394
                                                                      ----------
                                                                         104,618
                                                                      ----------
            ENVIRONMENTAL SERVICES (0.2%)
    1,545   Allied Waste Industries, Inc.*                                15,697
      591   Republic Services, Inc.                                       23,735
      661   Waste Connections, Inc.*                                      24,708
    3,773   Waste Management, Inc.                                       129,716
                                                                      ----------
                                                                         193,856
                                                                      ----------
            FINANCE/RENTAL/LEASING (0.1%)
    1,497   CIT Group, Inc.                                               68,727
      443   Ryder System, Inc.                                            22,327
                                                                      ----------
                                                                          91,054
                                                                      ----------
            FINANCIAL CONGLOMERATES (3.8%)
   38,353   Citigroup, Inc.                                            1,852,833
   26,059   JPMorgan Chase & Co.                                       1,188,812

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
    1,577   Principal Financial Group, Inc.                           $   85,158
    2,788   Prudential Financial, Inc.                                   219,248
                                                                      ----------
                                                                       3,346,051
                                                                      ----------
            FINANCIAL PUBLISHING/SERVICES (0.2%)
      888   Equifax, Inc.                                                 28,665
    1,875   Moody's Corp.                                                102,900
                                                                      ----------
                                                                         131,565
                                                                      ----------
            FOOD DISTRIBUTORS (0.2%)
    4,987   Sysco Corp.                                                  137,641
                                                                      ----------
            FOOD RETAIL (0.4%)
    5,507   Kroger Co. (The)                                             126,276
    3,531   Safeway Inc.                                                  99,150
    1,665   SUPERVALU, Inc.                                               45,138
    1,111   Whole Foods Market, Inc.                                      63,894
                                                                      ----------
                                                                         334,458
                                                                      ----------
            FOOD: MAJOR DIVERSIFIED (1.3%)
    1,451   Campbell Soup Co.                                             53,223
    4,044   ConAgra Foods, Inc.                                           86,946
    2,796   General Mills, Inc.                                          145,112
    2,612   Heinz (H.J.) Co.                                             109,626
    1,900   Kellogg Co.                                                   91,523
    9,269   PepsiCo, Inc.                                                587,469
    6,032   Sara Lee Corp.                                               101,941
                                                                      ----------
                                                                       1,175,840
                                                                      ----------
            FOOD: MEAT/FISH/DAIRY (0.1%)
    1,069   Dean Foods Co.*                                               40,120
    1,780   Leroy Seafood Group ASA (Norway)                              36,256
                                                                      ----------
                                                                          76,376
                                                                      ----------
            FOOD: SPECIALTY/CANDY (0.3%)
      960   Cosan SA Industria e Comercio (Brazil)*                       62,067
    1,381   Hershey Co. (The)                                             75,914
    1,048   McCormick & Co., Inc. (Non-Voting)                            36,743
    1,739   Wrigley (Wm.) Jr. Co.                                         79,751
                                                                      ----------
                                                                         254,475
                                                                      ----------
            FOREST PRODUCTS (0.3%)
    1,634   Louisiana-Pacific Corp.                                       32,680
    3,733   Weyerhaeuser Co.                                             218,978
                                                                      ----------
                                                                         251,658
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            GAS DISTRIBUTORS (0.2%)
    2,793   Dynegy, Inc. (Class A)*                                   $   15,725
    1,108   KeySpan Corp.                                                 44,619
      266   Nicor Inc.                                                    11,656
    1,659   NiSource, Inc.                                                37,742
      243   Peoples Energy Corp.                                          10,257
    1,624   Sempra Energy                                                 78,374
                                                                      ----------
                                                                         198,373
                                                                      ----------
            HOSPITAL/NURSING MANAGEMENT (0.1%)
    1,240   HCA, Inc.                                                     60,958
      751   Health Management Associates, Inc. (Class A)                  15,268
      261   Manor Care, Inc.                                              13,063
    1,540   Tenet Healthcare Corp.*                                        9,117
                                                                      ----------
                                                                          98,406
                                                                      ----------
            HOTELS/RESORTS/CRUISELINES (0.5%)
    2,899   Carnival Corp. (Panama)                                      112,945
    2,169   Hilton Hotels Corp.                                           51,904
    2,177   Marriott International, Inc. (Class A)                        76,587
    3,132   Starwood Hotels & Resorts Worldwide, Inc.                    164,681
                                                                      ----------
                                                                         406,117
                                                                      ----------
            HOUSEHOLD/PERSONAL CARE (2.5%)
      623   Alberto-Culver Co.                                            30,365
    3,658   Avon Products, Inc.                                          106,045
    1,238   Clorox Co. (The)                                              74,206
    4,178   Colgate-Palmolive Co.                                        247,839
      981   Estee Lauder Companies, Inc. (The) (Class A)                  36,611
    3,745   Kimberly-Clark Corp.                                         228,632
   26,387   Procter & Gamble Co. (The)                                 1,482,949
                                                                      ----------
                                                                       2,206,647
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (4.3%)
    4,930   3M Co.                                                       347,072
    1,299   Danaher Corp.                                                 84,695
   67,835   General Electric Co.+                                      2,217,526
    5,499   Honeywell International, Inc.                                212,811
    1,783   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                   63,831
      991   ITT Corp.                                                     50,095
      853   Textron, Inc.                                                 76,693

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
   13,249   Tyco International Ltd. (Bermuda)                         $  345,666
    6,697   United Technologies Corp.                                    416,486
                                                                      ----------
                                                                       3,814,875
                                                                      ----------
            INDUSTRIAL MACHINERY (0.1%)
    1,234   Illinois Tool Works Inc.                                      56,431
      642   Parker Hannifin Corp.                                         46,378
                                                                      ----------
                                                                         102,809
                                                                      ----------
            INFORMATION TECHNOLOGY SERVICES (0.2%)
      216   Citrix Systems, Inc.*                                          6,862
      614   Electronic Data Systems Corp.                                 14,675
    1,716   International Business Machines Corp.                        132,836
      407   Unisys Corp.*                                                  2,084
                                                                      ----------
                                                                         156,457
                                                                      ----------
            INSURANCE BROKERS/SERVICES (0.2%)
    1,835   AON Corp.                                                     62,812
    3,050   Marsh & McLennan Companies, Inc.                              82,442
                                                                      ----------
                                                                         145,254
                                                                      ----------
            INTEGRATED OIL (4.8%)
   13,026   Chevron Corp.                                                856,850
    9,763   ConocoPhillips                                               670,132
   37,586   Exxon Mobil Corp.                                          2,546,076
    1,401   Hess Corp.                                                    74,113
    1,042   Murphy Oil Corp.                                              53,621
                                                                      ----------
                                                                       4,200,792
                                                                      ----------
            INTERNET SOFTWARE/SERVICES (0.1%)
      164   Google, Inc. (Class A)*                                       63,402
      318   VeriSign, Inc.*                                                5,702
    1,469   Yahoo!, Inc.*                                                 39,869
                                                                      ----------
                                                                         108,973
                                                                      ----------
            INVESTMENT BANKS/BROKERS (0.5%)
      635   CBOT Holdings, Inc. (Class A)*                                79,565
      292   Chicago Mercantile Exchange Holdings, Inc.                   134,670
    1,663   International Securities Exchange Holdings, Inc.              67,667
    2,200   Nasdaq Stock Market Inc.*                                     60,566
    1,024   NYSE Group Inc.*                                              63,683
                                                                      ----------
                                                                         406,151
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            INVESTMENT TRUSTS/MUTUAL FUNDS (5.4%)
   46,905   iShares Lehman 1-3 Year Treasury Bond Fund                $3,749,586
   15,500   streetTRACKS Gold Trust*                                     978,980
                                                                      ----------
                                                                       4,728,566
                                                                      ----------
            LIFE/HEALTH INSURANCE (0.7%)
    2,775   AFLAC, Inc.                                                  122,488
    2,126   Genworth Financial Inc. (Class A)                             72,922
    1,618   Lincoln National Corp.                                        91,708
    4,295   MetLife, Inc.                                                223,340
      583   Torchmark Corp.                                               35,254
    1,657   UnumProvident Corp.                                           26,893
                                                                      ----------
                                                                         572,605
                                                                      ----------
            MAJOR BANKS (2.8%)
   20,661   Bank of America Corp.                                      1,064,661
    1,138   Comerica, Inc.                                                66,630
    9,952   Wachovia Corp.                                               533,726
   10,644   Wells Fargo & Co.                                            769,987
                                                                      ----------
                                                                       2,435,004
                                                                      ----------
            MAJOR TELECOMMUNICATIONS (2.5%)
    2,323   ALLTEL Corp.                                                 128,160
   22,744   AT&T Inc.                                                    682,093
   10,545   BellSouth Corp.                                              413,048
      909   Embarq Corp.                                                  41,132
   18,525   Sprint Nextel Corp.                                          366,795
   16,959   Verizon Communications, Inc.                                 573,553
                                                                      ----------
                                                                       2,204,781
                                                                      ----------
            MANAGED HEALTH CARE (0.6%)
    1,754   Aetna, Inc.                                                   55,233
    1,367   Caremark Rx, Inc.                                             72,178
      370   CIGNA Corp.                                                   33,763
      488   Coventry Health Care, Inc.*                                   25,718
      492   Humana, Inc.*                                                 27,518
    4,249   UnitedHealth Group Inc.                                      203,230
    2,010   WellPoint Inc.*                                              149,745
                                                                      ----------
                                                                         567,385
                                                                      ----------
            MEDICAL DISTRIBUTORS (0.2%)
      628   AmerisourceBergen Corp.                                       27,004
    1,284   Cardinal Health, Inc.                                         86,028

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
      927   McKesson Corp.                                            $   46,712
      428   Patterson Companies, Inc.*                                    14,235
                                                                      ----------
                                                                         173,979
                                                                      ----------
            MEDICAL SPECIALTIES (1.5%)
    1,430   Applera Corp. - Applied Biosystems Group                      45,974
      677   Bard (C.R.), Inc.                                             48,047
      364   Bausch & Lomb, Inc.                                           17,217
    4,216   Baxter International, Inc.                                   177,072
    1,645   Becton, Dickinson & Co.                                      108,438
    1,592   Biomet, Inc.                                                  52,440
    7,697   Boston Scientific Corp.*                                     130,926
      370   Fisher Scientific International, Inc.*                        27,421
      975   Hospira, Inc.*                                                42,598
    7,858   Medtronic, Inc.                                              396,986
      725   Pall Corp.                                                    18,908
      428   PerkinElmer, Inc.                                              7,717
    2,418   St. Jude Medical, Inc.*                                       89,224
    1,892   Stryker Corp.                                                 86,105
      341   Waters Corp.*                                                 13,872
    1,624   Zimmer Holdings, Inc.*                                       102,702
                                                                      ----------
                                                                       1,365,647
                                                                      ----------
            MISCELLANEOUS COMMERCIAL SERVICES (0.1%)
    1,504   ABM Industries Inc.                                           24,816
      950   Cintas Corp.                                                  33,535
      156   Sabre Holdings Corp. (Class A)                                 3,229
                                                                      ----------
                                                                          61,580
                                                                      ----------
            MISCELLANEOUS MANUFACTURING (0.1%)
    1,098   Dover Corp.                                                   51,760
                                                                      ----------
            MULTI-LINE INSURANCE (1.3%)
   14,469   American International Group, Inc.                           877,834
    1,693   Hartford Financial Services Group, Inc. (The)                143,634
    2,300   Loews Corp.                                                   85,238
      687   SAFECO Corp.                                                  36,906
                                                                      ----------
                                                                       1,143,612
                                                                      ----------
            OFFICE EQUIPMENT/SUPPLIES (0.1%)
      759   Avery Dennison Corp.                                          44,500
    1,570   Pitney Bowes, Inc.                                            64,872
                                                                      ----------
                                                                         109,372
                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            OIL & GAS PIPELINES (0.2%)
    4,137   El Paso Corp.                                             $   66,192
      605   Kinder Morgan, Inc.                                           61,710
    3,524   Williams Companies, Inc. (The)                                85,457
                                                                      ----------
                                                                         213,359
                                                                      ----------
            OIL & GAS PRODUCTION (1.3%)
    2,693   Anadarko Petroleum Corp.                                     123,178
    1,927   Apache Corp.                                                 135,796
    2,500   Chesapeake Energy Corp.                                       82,250
    2,578   Devon Energy Corp.                                           166,642
    1,420   EOG Resources, Inc.                                          105,293
    1,400   Green Plains Renewable Energy Inc.*                           45,500
    1,224   Kerr-McGee Corp.                                              85,925
    2,539   Occidental Petroleum Corp.                                   273,577
    2,169   XTO Energy, Inc.                                             101,921
                                                                      ----------
                                                                       1,120,082
                                                                      ----------
            OIL REFINING/MARKETING (0.6%)
    2,119   Marathon Oil Corp.                                           192,066
    2,650   Pacific Ethanol Inc.*                                         49,688
      773   Sunoco, Inc.                                                  53,754
    3,632   Valero Energy Corp.                                          244,906
                                                                      ----------
                                                                         540,414
                                                                      ----------
            OILFIELD SERVICES/EQUIPMENT (1.2%)
    2,076   Baker Hughes Inc.                                            165,976
    1,927   BJ Services Co.                                               69,892
    6,238   Halliburton Co.                                              208,100
    1,071   National-Oilwell Varco, Inc.*                                 71,800
    7,131   Schlumberger Ltd. (Netherlands Antilles)                     476,707
    2,253   Weatherford International Ltd. (Bermuda)*                    105,531
                                                                      ----------
                                                                       1,098,006
                                                                      ----------
            OTHER CONSUMER SERVICES (0.5%)
    2,667   Apollo Group, Inc. (Class A)*                                126,202
    5,920   Block (H.&R.), Inc.                                          134,680
    7,037   Cendant Corp.                                                105,625
    1,756   Central Parking Corp.                                         27,007
    1,318   eBay Inc.*                                                    31,724
    1,233   Rollins, Inc.                                                 26,053
                                                                      ----------
                                                                         451,291
                                                                      ----------

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                                       21

NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            OTHER METALS/MINERALS (0.3%)
    3,043   Phelps Dodge Corp.                                        $  265,776
                                                                      ----------
            OTHER TRANSPORTATION (0.2%)
      400   Aeroports de Paris (ADP) (France)*                            24,642
   42,000   Beijing Capital International Airport Co., Ltd. (China)       26,161
      380   Fraport AG (Germany)                                          27,638
    8,500   Grupo Aeroportuario del Pacifico SA de CV (B Shares)
            (Mexico)                                                      25,334
    7,800   Grupo Aeroportuario del Sureste S.A.B. de C.V.
            (B Shares) (Mexico)                                           26,504
    2,600   Japan Airport Terminal Co., Ltd. (Japan)                      26,513
                                                                      ----------
                                                                         156,792
                                                                      ----------
            PACKAGED SOFTWARE (0.4%)
      686   Adobe Systems, Inc.*                                          19,558
      277   Autodesk, Inc.*                                                9,448
      258   BMC Software, Inc.*                                            6,042
      547   CA Inc.                                                       11,465
      465   Compuware Corp.*                                               3,250
      406   Intuit Inc.*                                                  12,533
    9,706   Microsoft Corp.                                              233,235
      463   Novell, Inc.*                                                  3,005
    4,153   Oracle Corp.*                                                 62,170
      136   Parametric Technology Corp.*                                   2,103
    1,205   Symantec Corp.*                                               20,931
                                                                      ----------
                                                                         383,740
                                                                      ----------
            PERSONNEL SERVICES (0.1%)
    1,471   Monster Worldwide, Inc.*                                      58,840
    2,099   Robert Half International, Inc.                               67,924
                                                                      ----------
                                                                         126,764
                                                                      ----------
            PHARMACEUTICALS: GENERIC DRUGS (0.1%)
      565   Barr Pharmaceuticals Inc.*                                    28,114
    1,103   Mylan Laboratories, Inc.                                      24,222
      552   Watson Pharmaceuticals, Inc.*                                 12,359
                                                                      ----------
                                                                          64,695
                                                                      ----------
            PHARMACEUTICALS: MAJOR (5.0%)
    9,098   Abbott Laboratories                                          434,611
   11,667   Bristol-Myers Squibb Co.                                     279,658
   17,648   Johnson & Johnson                                          1,103,882
    6,732   Lilly (Eli) & Co.                                            382,176
   12,864   Merck & Co., Inc.                                            518,033

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                                       22

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
   44,130   Pfizer, Inc.                                              $1,146,939
    8,837   Schering-Plough Corp.                                        180,628
    8,028   Wyeth                                                        389,117
                                                                      ----------
                                                                       4,435,044
                                                                      ----------
            PHARMACEUTICALS: OTHER (0.3%)
      821   Allergan, Inc.                                                88,545
    8,971   ArQule, Inc.*                                                 46,290
    1,758   Forest Laboratories, Inc.*                                    81,413
    1,299   King Pharmaceuticals, Inc.*                                   22,109
   10,032   Savient Pharmaceuticals Inc.*                                 59,189
                                                                      ----------
                                                                         297,546
                                                                      ----------
            PRECIOUS METALS (0.5%)
    2,792   Freeport-McMoRan Copper & Gold, Inc. (Class B)               152,332
    6,449   Newmont Mining Corp.                                         330,382
                                                                      ----------
                                                                         482,714
                                                                      ----------
            PROPERTY - CASUALTY INSURERS (0.8%)
    1,844   ACE Ltd. (Cayman Islands)                                     95,021
    3,655   Allstate Corp. (The)                                         207,677
    2,254   Chubb Corp. (The)                                            113,647
      977   Cincinnati Financial Corp.                                    46,075
    1,114   Progressive Corp. (The)                                       26,948
    3,929   St. Paul Travelers Companies, Inc. (The)                     179,948
      977   XL Capital Ltd. (Class A) (Cayman Islands)                    62,235
                                                                      ----------
                                                                         731,551
                                                                      ----------
            PULP & PAPER (0.4%)
    7,432   International Paper Co.                                      255,141
    2,725   MeadWestvaco Corp.                                            71,177
                                                                      ----------
                                                                         326,318
                                                                      ----------
            RAILROADS (0.6%)
    2,577   Burlington Northern Santa Fe Corp.                           177,581
    1,492   CSX Corp.                                                     90,535
    2,797   Norfolk Southern Corp.                                       121,446
    1,827   Union Pacific Corp.                                          155,295
                                                                      ----------
                                                                         544,857
                                                                      ----------
            REAL ESTATE DEVELOPMENT (0.0%)
    3,500   AIRPORT FACILITIES Co., Ltd. (Japan)                          23,905
                                                                      ----------

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                                       23

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (0.9%)
      625   Apartment Investment & Management Co. (Class A)             $ 30,056
    1,385   Archstone-Smith Trust                                         72,671
      588   Boston Properties, Inc.                                       57,742
    2,639   Equity Office Properties Trust                               100,044
    1,898   Equity Residential                                            88,276
    1,311   Kimco Realty Corp.                                            51,444
    1,179   Plum Creek Timber Co., Inc.                                   40,157
    1,591   ProLogis                                                      88,062
      535   Public Storage, Inc.                                          42,955
    1,187   Simon Property Group, Inc.                                   101,524
      765   Vornado Realty Trust                                          79,981
                                                                        --------
                                                                         752,912
                                                                        --------
            RECREATIONAL PRODUCTS (0.2%)
    1,073   Brunswick Corp.                                               31,729
    1,946   Hasbro, Inc.                                                  36,390
    4,376   Mattel, Inc.                                                  78,943
                                                                        --------
                                                                         147,062
                                                                        --------
            REGIONAL BANKS (0.4%)
   11,564   U.S. Bancorp                                                 370,048
                                                                        --------
            RESTAURANTS (0.6%)
      819   Darden Restaurants, Inc.                                      27,682
    7,202   McDonald's Corp.                                             254,879
    4,767   Starbucks Corp.*                                             163,317
      666   Wendy's International, Inc.                                   40,067
    1,602   Yum! Brands, Inc.                                             72,090
                                                                        --------
                                                                         558,035
                                                                        --------
            SEMICONDUCTORS (2.2%)
    3,552   Advanced Micro Devices, Inc.*                                 68,873
    2,757   Altera Corp.*                                                 47,724
    2,726   Analog Devices, Inc.                                          88,132
    3,274   Broadcom Corp. (Class A)*                                     78,543
    3,000   Freescale Semiconductor Inc. (Class B)*                       85,560
   43,835   Intel Corp.                                                  789,030
    2,246   Linear Technology Corp.                                       72,658
    2,826   LSI Logic Corp.*                                              23,173
    2,403   Maxim Integrated Products, Inc.                               70,600
    4,892   Micron Technology, Inc.*                                      76,266

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                                       24

NUMBER OF
  SHARES                                                                 VALUE
--------------------------------------------------------------------------------
    2,532   National Semiconductor Corp.                              $   58,894
    2,570   NVIDIA Corp.*                                                 56,874
    1,609   PMC - Sierra, Inc.*                                            8,222
   11,856   Texas Instruments Inc.                                       353,072
    2,505   Xilinx, Inc.                                                  50,826
                                                                      ----------
                                                                       1,928,447
                                                                      ----------
            SERVICES TO THE HEALTH INDUSTRY (0.2%)
      449   Express Scripts, Inc.*                                        34,586
      621   IMS Health Inc.                                               17,040
      379   Laboratory Corp. of America Holdings*                         24,415
      930   Medco Health Solutions, Inc.*                                 55,177
      490   Quest Diagnostics Inc.                                        29,459
      399   Stericycle, Inc.*                                             26,805
                                                                      ----------
                                                                         187,482
                                                                      ----------
            SPECIALTY INSURANCE (0.1%)
      590   Ambac Financial Group, Inc.                                   49,035
      754   MBIA Inc.                                                     44,343
                                                                      ----------
                                                                          93,378
                                                                      ----------
            SPECIALTY TELECOMMUNICATIONS (0.2%)
      696   CenturyTel, Inc.                                              26,845
    1,908   Citizens Communications Co.                                   24,480
    9,241   Qwest Communications International, Inc.*                     73,836
    2,402   Windstream Corp.                                              30,095
                                                                      ----------
                                                                         155,256
                                                                      ----------
            STEEL (0.5%)
    1,282   Allegheny Technologies, Inc.                                  81,907
    4,611   Nucor Corp.                                                  245,167
    1,641   United States Steel Corp.                                    103,498
                                                                      ----------
                                                                         430,572
                                                                      ----------
            TELECOMMUNICATION EQUIPMENT (1.4%)
    1,243   ADC Telecommunications, Inc.*                                 15,202
    1,733   Andrew Corp.*                                                 14,644
    2,081   Comverse Technology, Inc.*                                    40,330
   25,202   Motorola, Inc.                                               573,598
   16,664   QUALCOMM, Inc.                                               587,573
                                                                      ----------
                                                                       1,231,347
                                                                      ----------

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                                       25

NUMBER OF
  SHARES                                                                                VALUE
-----------------------------------------------------------------------------------------------
            TOBACCO (2.0%)
   19,472   Altria Group, Inc.                                                       $1,557,176
      801   Reynolds American, Inc.                                                     101,551
    1,509   UST, Inc.                                                                    76,280
                                                                                     ----------
                                                                                      1,735,007
                                                                                     ----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.5%)
    3,583   Caterpillar Inc.                                                            253,927
      247   Cummins Inc.                                                                 28,899
    1,282   Deere & Co.                                                                  93,035
      364   Navistar International Corp.*                                                 8,139
      890   PACCAR, Inc.                                                                 71,868
                                                                                     ----------
                                                                                        455,868
                                                                                     ----------
            WHOLESALE DISTRIBUTORS (0.0%)
      482   Grainger (W.W.), Inc.                                                        29,927
                                                                                     ----------
            Total Common Stocks
               (COST $59,629,921)                                                    66,587,720
                                                                                     ----------

PRINCIPAL
AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE
---------                                                        ------   --------
            Corporate Bonds (1.2%)
            ADVERTISING/MARKETING SERVICES (0.0%)
     $ 10   Interpublic Group of Companies, Inc. (The)            5.40%   11/15/09        9,075
       10   WPP Finance (UK) Corp. - (United Kingdom)            5.875    06/15/14        9,803
                                                                                     ----------
                                                                                         18,878
                                                                                     ----------
            AEROSPACE & DEFENSE (0.1%)
       15   Northrop Grumman Corp.                               4.079    11/16/06       14,936
       15   Systems 2001 Asset Trust - 144A**
               (Cayman Islands)                                  6.664    09/15/13       16,030
                                                                                     ----------
                                                                                         30,966
                                                                                     ----------
            AIR FREIGHT/COURIERS (0.0%)
       10   Fedex Corp.                                           7.25    02/15/11       10,638
                                                                                     ----------
            APPAREL/FOOTWEAR RETAIL (0.0%)
        5   Limited Brands, Inc.                                  6.95    03/01/33        4,821
                                                                                     ----------
            BEVERAGES: ALCOHOLIC (0.0%)
       15   FBG Finance Ltd. - 144A** (Australia)                5.125    06/15/15       13,956
       15   Miller Brewing Co. - 144A**                           4.25    08/15/08       14,612
                                                                                     ----------
                                                                                         28,568
                                                                                     ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON    MATURITY
THOUSANDS                                                         RATE       DATE       VALUE
----------------------------------------------------------------------------------------------
            CABLE/SATELLITE TV (0.1%)
      $20   Comcast Cable Communications Inc.                      6.75%   01/30/11   $ 20,788
       20   Echostar DBS Corp.                                    6.375    10/01/11     19,600
                                                                                      --------
                                                                                        40,388
                                                                                      --------
            CHEMICALS: MAJOR DIVERSIFIED (0.0%)
       15   ICI Wilmington Inc.                                   4.375    12/01/08     14,561
                                                                                      --------
            CONTAINERS/PACKAGING (0.0%)
        5   Sealed Air Corp. - 144A**                             5.625    07/15/13      4,841
                                                                                      --------
            ELECTRIC UTILITIES (0.1%)
        5   Detroit Edison Co. (The)                              6.125    10/01/10      5,094
       10   Entergy Gulf States - 144A**                           6.02@@  12/08/08     10,019
       10   Entergy Gulf States, Inc.                              3.60    06/01/08      9,611
       10   Entergy Gulf States, Inc.                             5.631@@  12/01/09      9,909
       20   Monongahela Power Co.                                  5.00    10/01/06     19,975
        5   Panhandle Eastern Pipe Line Co. (Series B)             2.75    03/15/07      4,910
       30   PSEG Energy Holdings Inc.                             8.625    02/15/08     31,012
       10   Texas Eastern Transmission, LP                         7.00    07/15/32     10,774
       15   Wisconsin Electric Power Co.                           3.50    12/01/07     14,631
                                                                                      --------
                                                                                       115,935
                                                                                      --------
            ELECTRICAL PRODUCTS (0.0%)
       15   Cooper Industries, Inc.                                5.25    11/15/12     14,684
                                                                                      --------
            ELECTRONICS/APPLIANCES (0.0%)
       10   LG Electronics Inc. - 144A** (South Korea)             5.00    06/17/10      9,573
                                                                                      --------
            FINANCE/RENTAL/LEASING (0.1%)
       20   Countrywide Home Loans, Inc. (Series MTN)              3.25    05/21/08     19,246
       25   MBNA Corp. (Series MTNF)                               5.58@@  05/05/08     25,196
       20   Nationwide Building Society - 144A**
               (United Kingdom)                                    4.25    02/01/10     19,199
       20   Residential Capital Corp.                             6.375    06/30/10     19,950
       15   SLM Corp.                                              4.00    01/15/10     14,287
                                                                                      --------
                                                                                        97,878
                                                                                      --------
            FINANCIAL CONGLOMERATES (0.1%)
       45   General Electric Capital Corp.                         5.45    01/15/13     44,714
       25   General Motors Acceptance Corp.                       6.875    09/15/11     24,233
                                                                                      --------
                                                                                        68,947
                                                                                      --------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                               COUPON    MATURITY
THOUSANDS                                                RATE       DATE        VALUE
---------------------------------------------------------------------------------------
            FOOD: MAJOR DIVERSIFIED (0.0%)
     $ 10   ConAgra Foods, Inc.                           7.00%   10/01/28     $10,337
                                                                               -------
            GAS DISTRIBUTORS (0.0%)
       20   Nisource Finance Corp.                       5.764@@  11/23/09      20,047
       10   Sempra Energy                                4.621    05/17/07       9,929
                                                                               -------
                                                                                29,976
                                                                               -------
            HOME FURNISHINGS (0.0%)
       10   Mohawk Industries, Inc. (Series D)            7.20    04/15/12      10,386
                                                                               -------
            HOTELS/RESORTS/CRUISELINES (0.1%)
       25   Hyatt Equities LLC - 144A**                  6.875    06/15/07      25,171
       10   Starwood Hotels & Resorts Worldwide, Inc.    7.375    05/01/07      10,113
                                                                               -------
                                                                                35,284
                                                                               -------
            HOUSEHOLD/PERSONAL CARE (0.0%)
       20   Clorox Co. (The)                             5.444@@  12/14/07      20,035
                                                                               -------
            INSURANCE BROKERS/SERVICES (0.1%)
      100   Farmers Exchange Capital - 144A**             7.05    07/15/28      97,224
                                                                               -------
            MAJOR TELECOMMUNICATIONS (0.1%)
       15   AT&T Corp.                                    8.00    11/15/31      17,553
        5   Deutsche Telekom International Finance
               Corp. BV (Netherlands)                     8.25    06/15/30      5,866
       15   France Telecom S.A. (France)                  8.50    03/01/31      18,559
       10   SBC Communications, Inc.                      6.15    09/15/34      9,325
       10   Sprint Capital Corp.                          8.75    03/15/32      12,215
       15   Telecom Italia Capital SpA (Luxembourg)       4.00    01/15/10      14,130
       10   Telefonica Europe BV (Netherlands)            8.25    09/15/30      11,607
                                                                               -------
                                                                                89,255
                                                                               -------
            MANAGED HEALTH CARE (0.1%)
       20   Health Net, Inc.                             9.875    04/15/11      22,615
       10   WellPoint Inc.                                4.25    12/15/09      9,607
                                                                               -------
                                                                                32,222
                                                                               -------
            MEDIA CONGLOMERATES (0.0%)
       10   News America, Inc.                            7.28    06/30/28      10,282
                                                                               -------
            MEDICAL DISTRIBUTORS (0.0%)
       10   AmerisourceBergen Corp.                      5.625    09/15/12       9,607
                                                                               -------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                 COUPON    MATURITY
THOUSANDS                                                  RATE       DATE        VALUE
-----------------------------------------------------------------------------------------
            MOTOR VEHICLES (0.0%)
      $ 5   DaimlerChrysler North American Holdings Co.     8.50%   01/18/31   $    5,791
       30   General Motors Corp.                           8.375    07/15/33       24,750
                                                                               ----------
                                                                                   30,541
                                                                               ----------
            MULTI-LINE INSURANCE (0.1%)
       35   AIG Sun America Global
               Finance VI - 144A**                          6.30    05/10/11       36,115
       10   American General Finance Corp.
               (Series MTNI)                               4.625    05/15/09        9,767
       10   AXA Financial, Inc.                             6.50    04/01/08       10,119
                                                                               ----------
                                                                                   56,001
                                                                               ----------
            OTHER METALS/MINERALS (0.0%)
       15   Brascan Corp. (Canada)                         7.125    06/15/12       15,774
                                                                               ----------
            PROPERTY - CASUALTY INSURERS (0.1%)
       10   Platinum Underwriters Finance Holdings,
               Ltd. (Series B)                              7.50    06/01/17        9,936
       10   Platinum Underwriters Holdings, Ltd.
               (Series B) (Bermuda)                        6.371    11/16/07        9,922
       20   St. Paul Travelers Companies, Inc. (The)        5.01    08/16/07       19,797
       25   XLLIAC Global Funding - 144A**                  4.80    08/10/10       24,223
                                                                               ----------
                                                                                   63,878
                                                                               ----------
            PULP & PAPER (0.0%)
        5   Abitibi-Consolidated Inc. (Canada)              8.85    08/01/30        4,281
       25   Bowater Canada Finance (Canada)                 7.95    11/15/11       23,875
                                                                               ----------
                                                                                   28,156
                                                                               ----------
            RAILROADS (0.0%)
        5   Union Pacific Corp.                            6.625    02/01/08        5,078
                                                                               ----------
            REGIONAL BANKS (0.0%)
       15   Marshall & Ilsley Bank (Series BKNT)            3.80    02/08/08       14,631
                                                                               ----------
            SAVINGS BANKS (0.1%)
       35   Household Finance Corp.                         8.00    07/15/10       37,979
       13   Washington Mutual Inc.                          8.25    04/01/10       14,021
                                                                               ----------
                                                                                   52,000
                                                                               ----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.0%)
       20   Caterpillar Financial Services Corp.
               (Series MTNF)                               5.259@@  08/20/07       20,024
                                                                               ----------
            Total Corporate Bonds
               (COST $1,112,461)                                                1,091,369
                                                                               ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                  COUPON    MATURITY
THOUSANDS                                                   RATE       DATE        VALUE
------------------------------------------------------------------------------------------
            U.S. Government& Agencies Obligations (5.2%)
            Federal National Mortgage Assoc.
   $   85                                                    7.00%   07/01/29   $   87,242
       38                                                    7.00    04/01/32       38,913
      359                                                    7.00    11/01/34      368,856
        7                                                    7.00    12/01/35        7,394
       75   Federal National Mortgage Assoc. ARM            1.354    07/01/36       77,304
            U.S. Treasury Bonds
    1,125                                                   6.125    08/15/29    1,271,514
       85                                                   6.375    08/15/27       98,049
       50                                                   8.125    08/15/21       65,336
            U.S. Treasury Notes
      400                                                    3.50    11/15/06      398,219
    2,130                                                   5.625    05/15/08    2,153,215
                                                                                ----------
            Total U.S. Government & Agencies Obligations
               (COST $4,695,023)                                                 4,566,042
                                                                                ----------
            Convertible Bonds (1.6%)
            AIRLINES (0.7%)
      350   Continental Airlines Inc.                        5.00    06/15/23      541,188
                                                                                ----------
            ELECTRONIC EQUIPMENT/INSTRUMENTS (0.3%)
      300   JDS Uniphase Corp.                               0.00    11/15/10      271,500
                                                                                ----------
            INTERNET RETAIL (0.3%)
      300   Amazon.com, Inc.                                 4.75    02/01/09      293,250
                                                                                ----------
            OILFIELD SERVICES/EQUIPMENT (0.4%)
      200   Schlumberger Ltd.                               2.125    06/01/23      346,000
                                                                                ----------
            Total Convertible Bonds
               (COST $1,068,003)                                                 1,451,938
                                                                                ----------
            Asset-Backed Securities (0.5%)
            FINANCE/RENTAL/LEASING
      150   American Express Credit Account Master
               Trust 2002-3 A                               5.479@@  12/15/09      150,233
       58   Capital Auto Receivables Asset
               Trust 2003-3 A3B                             5.449@@  01/15/08       57,943
      100   GE Capital Credit Card Master Note
               Trust 2004-1 A                               5.419    06/15/10      100,108
      100   GE Capital Credit Card Master Note
               Trust 2004-2 A                               5.409@@  09/15/10      100,112

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON   MATURITY
THOUSANDS                                                 RATE      DATE       VALUE
-------------------------------------------------------------------------------------
      $25   TXU Electric Delivery Transition Bond Co.
               LLC 2004-1 A2                              4.81%   11/17/14   $ 24,235
                                                                             --------
            Total Asset-Backed Securities
               (COST $433,183)                                                432,631
                                                                             --------
            Collateralized Mortgage Obligations (0.4%)
       67   Greenpoint Mortgage Funding
               Trust 2006-AR2 3A2                        5.705@@  03/25/36     67,238
       49   Harborview Mortgage Loan
               Trust 2006-1 2A1A                          5.61@@  03/19/37     49,392
       64   Structured Asset Mortgage Investments
               Inc. 2006-AR1 2A2                         5.695@@  02/25/36     64,642
       69   Structured Asset Mortgage Investments
               Inc. 2006-AR2 A2                          5.695@@  02/25/36     69,415
       46   Washington Mutual Bank
               2005-AR6 2AB3                             5.655@@  04/25/45     46,544
       45   Washington Mutual Bank
               2005-AR15 A1B1                            5.635@@  11/25/45     44,897
                                                                             --------
            Total Collateralized Mortgage Obligations
               (COST $341,201)                                                342,128
                                                                             --------

NUMBER OF
 SHARES
---------
            Convertible Preferred Stock (0.3%)
            LIFE/HEALTH INSURANCE
    8,800   MetLife, Inc. (Series B) $1.5938
               (COST $227,920)                                                241,648
                                                                             --------

NUMBER OF
CONTRACTS
---------
            Put Option Purchased (0.0%)
    5,000   VIX Index August/2006 @ $125
               (COST $10,150)                                                  12,000
                                                                             --------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                   COUPON   MATURITY
THOUSANDS                                                    RATE      DATE        VALUE
-------------------------------------------------------------------------------------------
            Short-Term Investments (15.6%)
            U.S. Government Agencies &
               Obligations (0.6%) (a)
  $   500   Federal National Mortgage Assoc.                 5.18%   08/03/06   $   498,417
       50   U.S. Treasury Bills+                             5.09    07/11/06        48,848
                                                                                -----------
            Total U.S. Government Agencies & Obligations
               (COST $547,265)                                                      547,265
                                                                                -----------
            Repurchase Agreement (15.0%)
   13,165   Joint repurchase agreement account
               (dated 07/31/06; proceeds $13,166,927) (b)
               (COST $13,165,000)                            5.27    08/01/06    13,165,000
                                                                                -----------
            Total Short-Term Investments
               (COST $13,712,265)                                                13,712,265
                                                                                -----------
            Total Investments
               (COST $81,230,127) (c) (d)                               100.3%   88,437,741
            Liabilities in Excess of Other Assets                        (0.3)     (266,793)
                                                                        -----   -----------
            Net Assets                                                  100.0%  $88,170,948
                                                                        =====   ===========

----------
ADR  AMERICAN DEPOSITARY RECEIPT.

ARM  ADJUSTABLE RATE MORTGAGE.

*    NON-INCOME PRODUCING SECURITY.

**   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

+ A PORTION OF THIS SECURITIES HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $11,610.

@@   RATE SHOWN IS THE RATE IN EFFECT AT JULY 31, 2006.

(a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $9,097,493 IN CONNECTION WITH OPEN FUTURES CONTRACTS.

(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $8,972,559 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,764,945, RESULTING IN NET UNREALIZED APPRECIATION OF $7,207,614.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT         MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------
    45         Long      US Treasury Notes 10 Year,
                         September 2006                  $ 4,771,406        $ 31,912
     7         Short     US Treasury Notes 2 Year,
                         September 2006                   (1,424,281)            331
    14         Short     US Treasury Notes 5 Year,
                         September 2006                   (1,459,063)         (7,218)
    14         Short     US Treasury Bonds 30 Year,
                         September 2006                   (1,515,938)        (22,757)
                                                                            --------
                         Net Unrealized Appreciation                        $  2,268
                                                                            ========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JULY 31, 2006 (UNAUDITED)

Assets:
Investments in securities, at value
   (cost $81,230,127) (including repurchase
   agreement of $13,165,000)                                        $88,437,741
Cash                                                                      3,361
Receivable for:
   Investments sold                                                     401,889
   Interest                                                              96,272
   Dividends                                                             71,253
   Shares of beneficial interest sold                                     9,675
   Variation margin                                                         531
Prepaid expenses and other assets                                         5,722
                                                                    -----------
      Total Assets                                                   89,026,444
                                                                    -----------
Liabilities:
Payable for:
   Investments purchased                                                398,811
   Shares of beneficial interest redeemed                               226,737
   Distribution fee                                                      67,038
   Investment advisory fee                                               50,589
   Transfer agent fee                                                     8,641
   Administration fee                                                     6,040
Accrued expenses and other payables                                      97,640
                                                                    -----------
      Total Liabilities                                                 855,496
                                                                    -----------
      Net Assets                                                    $88,170,948
                                                                    ===========
Composition of Net Assets:
Paid-in-capital                                                     $75,172,691
Net unrealized appreciation                                           7,209,882
Accumulated undistributed net investment income                          94,721
Accumulated undistributed net realized gain                           5,693,654
                                                                    -----------
      Net Assets                                                    $88,170,948
                                                                    ===========
Class A Shares:
Net Assets                                                          $11,427,041
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,015,438
      Net Asset Value Per Share                                     $     11.25
                                                                    ===========
      Maximum Offering Price Per Share,
         (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)            $     11.87
                                                                    ===========
Class B Shares:
Net Assets                                                          $65,395,101
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             5,922,404
      Net Asset Value Per Share                                     $     11.04
                                                                    ===========
Class C Shares:
Net Assets                                                          $ 9,979,563
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               903,764
      Net Asset Value Per Share                                     $     11.04
                                                                    ===========
Class D Shares:
Net Assets                                                          $ 1,369,243
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               120,984
      Net Asset Value Per Share                                     $     11.32
                                                                    ===========

Statement of Operations
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $2,393 foreign withholding tax)                   $   721,948
Interest                                                                338,579
                                                                    -----------
      Total Income                                                    1,060,527
                                                                    -----------
Expenses
Distribution fee (Class A shares)                                        14,976
Distribution fee (Class B shares)                                       357,578
Distribution fee (Class C shares)                                        50,539
Investment advisory fee                                                 322,513
Shareholder reports and notices                                          46,216
Transfer agent fees and expenses                                         43,526
Administration fee                                                       38,509
Professional fees                                                        37,093
Custodian fees                                                           26,685
Registration fees                                                        23,725
Trustees' fees and expenses                                                 672
Other                                                                     8,586
                                                                    -----------
      Total Expenses                                                    970,618
Less: expense offset                                                       (205)
                                                                    -----------
      Net Expenses                                                      970,413
                                                                    -----------
      Net Investment Income                                              90,114
                                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments                                                           6,855,445
Futures contracts                                                      (165,015)
Option contracts                                                       (527,275)
Foreign exchange transactions                                            74,992
                                                                    -----------
      Net Realized Gain                                               6,238,147
                                                                    -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments                                                          (7,062,671)
Futures contracts                                                        22,612
Option contracts                                                          1,850
                                                                    -----------
      Net Depreciation                                               (7,038,209)
                                                                    -----------
      Net Loss                                                         (800,062)
                                                                    -----------
Net Decrease                                                        $  (709,948)
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                   FOR THE SIX      FOR THE YEAR
                                                                  MONTHS ENDED          ENDED
                                                                  JULY 31, 2006   JANUARY 31, 2006
                                                                  -------------   ----------------
                                                                   (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)                                      $     90,114      $   (187,463)
Net realized gain                                                    6,238,147         1,661,513
Net change in unrealized appreciation/depreciation                  (7,038,209)        7,857,167
                                                                  ------------      ------------
   Net Increase (Decrease)                                            (709,948)        9,331,217
                                                                  ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
   Class A shares                                                           --           (30,703)
   Class B shares                                                           --          (106,787)
   Class C shares                                                           --           (20,999)
   Class D shares                                                           --            (8,201)
Net realized gain
   Class A shares                                                      (24,564)         (280,315)
   Class B shares                                                     (150,159)       (1,746,235)
   Class C shares                                                      (23,036)         (267,702)
   Class D shares                                                       (3,741)          (61,375)
                                                                  ------------      ------------
   Total Dividends and Distributions                                  (201,500)       (2,522,317)
                                                                  ------------      ------------
Net decrease from transactions in shares of beneficial interest    (16,722,128)      (55,804,778)
                                                                  ------------      ------------
   Net Decrease                                                    (17,633,576)      (48,995,878)
Net Assets:
Beginning of period                                                105,804,524       154,800,402
                                                                  ------------      ------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$94,721 AND $4,607, RESPECTIVELY)                                 $ 88,170,948      $105,804,524
                                                                  ============      ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY ALLOCATOR FUND
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Allocator Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is selecting securities to maximize total investment return through different stages of an economic cycle. The Fund was organized as a Massachusetts business trust on October 25, 2002 and commenced operations on February 26, 2003.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price;(6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(8) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Option -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished.

If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,332,140 at July 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.93%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $148,528 and $35, respectively and received $10,838 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2006 aggregated $68,064,077 and $97,213,888, respectively. Included in the aforementioned transactions are purchases and sales of U.S. Government Securities of $3,569,778 and $5,095,479, respectively.

For the six months ended July 31, 2006, the Fund incurred brokerage commissions of $37,388 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                        FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                     ENDED
                                       JULY 31, 2006              JANUARY 31, 2006
                                --------------------------   --------------------------
                                        (UNAUDITED)
                                  SHARES         AMOUNT        SHARES         AMOUNT
                                ----------    ------------   ----------    ------------
CLASS A SHARES
Sold                                71,215    $    805,525      130,412    $  1,398,758
Conversion from Class B             42,843         487,700      446,198       4,656,810
Reinvestment of distributions        1,974          21,856       26,104         284,217
Redeemed                          (219,686)     (2,513,495)    (945,211)    (10,159,118)
                                ----------    ------------   ----------    ------------
Net decrease -- Class A           (103,654)     (1,198,414)    (342,497)     (3,819,333)
                                ----------    ------------   ----------    ------------
CLASS B SHARES
Sold                                34,482         391,153      193,023       2,051,630
Conversion to Class A              (43,573)       (487,700)    (450,707)     (4,656,810)
Reinvestment of distributions       12,612         137,093      157,594       1,696,218
Redeemed                        (1,120,222)    (12,550,717)  (3,903,323)    (41,668,802)
                                ----------    ------------   ----------    ------------
Net decrease -- Class B         (1,116,701)    (12,510,171)  (4,003,413)    (42,577,764)
                                ----------    ------------   ----------    ------------
CLASS C SHARES
Sold                                 9,654         107,964       59,450         636,808
Reinvestment of distributions        1,980          21,524       24,827         267,182
Redeemed                          (185,136)     (2,058,798)    (612,837)     (6,563,942)
                                ----------    ------------   ----------    ------------
Net decrease -- Class C           (173,502)     (1,929,310)    (528,560)     (5,659,952)
                                ----------    ------------   ----------    ------------
CLASS D SHARES
Sold                                 9,600         110,878       12,403         135,637
Reinvestment of distributions          276           3,073        5,753          62,699
Redeemed                          (105,032)     (1,198,184)    (366,432)     (3,946,065)
                                ----------    ------------   ----------    ------------
Net decrease -- Class D            (95,156)     (1,084,233)    (348,276)     (3,747,729)
                                ----------    ------------   ----------    ------------
Net decrease in Fund            (1,489,013)   $(16,722,128)  (5,222,746)   $(55,804,778)
                                ==========    ============   ==========    ============

6. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options and interest rate futures or in the case of forward contracts, to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of January 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and tax adjustment on real estate investment trusts held by the Fund.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

10. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

MORGAN STANLEY ALLOCATOR FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE YEAR ENDED     FOR THE PERIOD
                                                  FOR THE SIX        JANUARY 31,      FEBRUARY 26, 2003*
                                                  MONTHS ENDED   ------------------         THROUGH
                                                 JULY 31, 2006     2006      2005      JANUARY 31, 2004
                                                 -------------   -------   --------   ------------------
                                                  (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period              $ 11.34        $ 10.62    $ 11.39        $ 10.00
                                                  -------        -------    -------        -------
Income (loss) from investment operations:
   Net investment income++                           0.05           0.05       0.09           0.05
   Net realized and unrealized gain (loss)          (0.12)          0.91       0.32           1.67
                                                  -------        -------    -------        -------
Total income (loss) from investment operations      (0.07)          0.96       0.41           1.72
                                                  -------        -------    -------        -------
Less dividends and distributions from:
   Net investment income                               --          (0.02)     (0.10)            --
   Net realized gain                                (0.02)         (0.22)     (1.08)         (0.33)
                                                  -------        -------    -------        -------
Total dividends and distributions                   (0.02)         (0.24)     (1.18)         (0.33)
                                                  -------        -------    -------        -------
Net asset value, end of period                    $ 11.25        $ 11.34    $ 10.62        $ 11.39
                                                  =======        =======    =======        =======
Total Return+                                       (0.66)%(1)      9.25%      3.57%         17.16%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)               1.39%(2)       1.38%      1.23%          1.23%(2)
Net investment income                                0.81%(2)       0.49%      0.84%          0.47%(2)
Supplemental Data:
Net assets, end of period, in thousands           $11,427        $12,691    $15,527        $22,141
Portfolio turnover rate                                75%(1)         64%       126%           239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 FOR THE YEAR ENDED     FOR THE PERIOD
                                                  FOR THE SIX        JANUARY 31,      FEBRUARY 26, 2003*
                                                  MONTHS ENDED   ------------------         THROUGH
                                                 JULY 31, 2006     2006      2005      JANUARY 31, 2004
                                                 -------------   -------   --------   ------------------
                                                  (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period              $ 11.17        $ 10.54   $  11.31      $  10.00
                                                  -------        -------   --------      --------
Income (loss) from investment operations:
   Net investment income (loss)++                    0.00          (0.03)      0.01         (0.03)
   Net realized and unrealized gain (loss)          (0.11)          0.89       0.31          1.67
                                                  -------        -------   --------      --------
Total income (loss) from investment operations      (0.11)          0.86       0.32          1.64
                                                  -------        -------   --------      --------
Less dividends and distributions from:
   Net investment income                               --          (0.01)     (0.01)           --
   Net realized gain                                (0.02)         (0.22)     (1.08)        (0.33)
                                                  -------        -------   --------      --------
Total dividends and distributions                   (0.02)         (0.23)     (1.09)        (0.33)
                                                  -------        -------   --------      --------
Net asset value, end of period                    $ 11.04        $ 11.17   $  10.54      $  11.31
                                                  =======        =======    =======      ========
Total Return+                                       (1.03)%(1)      8.37%      2.84%        16.36%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)               2.14%(2)       2.13%      1.98%         2.02%(2)
Net investment income (loss)                         0.06%(2)      (0.26)%     0.09%        (0.32)%(2)
Supplemental Data:
Net assets, end of period, in thousands           $65,395        $78,623   $116,344      $157,175
Portfolio turnover rate                                75%(1)         64%       126%          239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 FOR THE YEAR ENDED     FOR THE PERIOD
                                                  FOR THE SIX        JANUARY 31,      FEBRUARY 26, 2003*
                                                  MONTHS ENDED   ------------------         THROUGH
                                                 JULY 31, 2006     2006      2005      JANUARY 31, 2004
                                                 -------------   -------   --------   ------------------
                                                  (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period               $11.17        $ 10.54    $ 11.31       $ 10.00
                                                   ------        -------    -------       -------

Income (loss) from investment operations:
   Net investment income (loss)++                    0.01          (0.03)      0.01         (0.03)
   Net realized and unrealized gain (loss)          (0.12)          0.90       0.32          1.67
                                                   ------        -------    -------       -------
Total income (loss) from investment operations      (0.11)          0.87       0.33          1.64
                                                   ------        -------    -------       -------
Less dividends and distributions from:
   Net investment income                               --          (0.02)     (0.02)           --
   Net realized gain                                (0.02)         (0.22)     (1.08)        (0.33)
                                                   ------        -------    -------       -------
Total dividends and distributions                   (0.02)         (0.24)     (1.10)        (0.33)
                                                   ------        -------    -------       -------
Net asset value, end of period                     $11.04        $ 11.17    $ 10.54       $ 11.31
                                                   ======        =======    =======       =======
Total Return+                                       (0.94)%(1)      8.41%      2.76%        16.36%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)               2.07%(2)       2.13%      1.96%         2.02%(2)
Net investment income (loss)                         0.13%(2)      (0.26)%     0.11%        (0.32)%(2)
Supplemental Data:
Net assets, end of period, in thousands            $9,980        $12,029    $16,920       $21,927
Portfolio turnover rate                                75%(1)         64%       126%          239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   FOR THE YEAR        FOR THE PERIOD
                                                  FOR THE SIX    ENDED JANUARY 31,   FEBRUARY 26, 2003*
                                                  MONTHS ENDED   -----------------        THROUGH
                                                 JULY 31, 2006     2006     2005      JANUARY 31, 2004
                                                 -------------    ------   ------    ------------------
                                                  (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period              $11.39          $10.65   $11.42        $ 10.00
                                                  ------          ------   ------        -------
Income (loss) from investment operations:
   Net investment income++                          0.06            0.08     0.12           0.07
   Net realized and unrealized gain (loss)         (0.11)           0.90     0.32           1.68
                                                  ------          ------   ------        -------
Total income (loss) from investment operations     (0.05)           0.98     0.44           1.75
                                                  ------          ------   ------        -------
Less dividends and distributions from:
   Net investment income                              --           (0.02)   (0.13)            --
   Net realized gain                               (0.02)          (0.22)   (1.08)         (0.33)
                                                  ------          ------   ------        -------
Total dividends and distributions                  (0.02)          (0.24)   (1.21)         (0.33)
                                                  ------          ------   ------        -------
Net asset value, end of period                    $11.32          $11.39   $10.65        $ 11.42
                                                  ======          ======   ======        =======
Total Return+                                      (0.48)%(1)       9.44%    3.84%         17.46%(1)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)              1.14%(2)        1.13%    0.98%          1.02%(2)
Net investment income                               1.06%(2)        0.74%    1.09%          0.68%(2)
Supplemental Data:
Net assets, end of period, in thousands           $1,369          $2,462   $6,009        $13,006
Portfolio turnover rate                               75%(1)          64%     126%           239%(1)

----------
*    COMMENCEMENT OF OPERATIONS.

++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Allocator Fund

Semiannual Report
July 31, 2006

[Morgan Stanley LOGO]

ALRSAR-39947RPT-RA06-00838P-Y07/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Allocator Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 21, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 21, 2006